Fees Summary	Sep. 14, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,900,000
Previously Paid Amount	0
Total Fee Amount	400.49
Net Fee	$ 400.49
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A